Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss
Net loss	$ (167,041)	$ (115,517)	$ (103,679)
Other comprehensive income/(loss)
Foreign currency translation gain/(loss)	2,964	9,530	(4,331)
Total comprehensive loss	(164,077)	(105,987)	(108,010)
Less: Comprehensive income attributable to non-controlling interests	(28,029)	(11,413)	(1,620)
Total comprehensive loss attributable to the Company	$ (192,106)	$ (117,400)	$ (109,630)